Share-based Compensation	12 Months Ended
Dec. 31, 2018
Share-based Compensation
Share-based Compensation

18.  Share-based Compensation

1)    Share options

(a)   Description of share option plans

In July 2014, the Group adopted its Global Share Incentive Plan (the “2014 Plan”), which permits the grant of options, restricted shares and restricted share units of the Company to relevant directors, officers, other employees and consultants of the Group. The maximum aggregate number of Class Z Ordinary Shares, which may be issued pursuant to all awards under the 2014 Plan, is 19,880,315 shares.

In February 2018, the Group adopted its 2018 Share Incentive Plan (the “2018 Plan”) to provide additional incentives to employees, directors and consultants and promote the success of its business. The maximum aggregate number of Class Z Ordinary Shares, which may be issued pursuant to all awards under the 2018 Plan, is 6,962,069 shares.

Option awards are granted with an exercise price determined by the Board of Directors. Those option awards generally vest over a period of two to four years and expire in six years.

As of December 31, 2018, total unrecognized compensation expenses related to unvested awards granted under the 2014 Plan and the 2018 Plan, adjusted for estimated forfeitures, was RMB346.8 million, which is expected to be recognized over a weighted-average period of 3.0 years and may be adjusted for future changes in estimated forfeitures.

(b)   Valuation assumptions

The Group uses binomial option pricing model to determine the fair value of share options with the assistance of an independent third party valuation firm. The estimated fair value of each share option granted is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	For the Year Ended December 31,
	2016			2017			2018
Expected volatility	45.8%	-	48.6%	42.5%	-	45.8%	47.8%	-	48.4%
Weighted average volatility			46.8%			43.3%			48.3%
Expected dividends			—	—			—		—
Risk-free rate	1.0%	-	1.7%	1.5%	-	2.3%	2.6%	-	2.8%
Contractual term (in years)			6			6			6

The expected volatility at each grant date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term of the share options. The weighted average volatility is the expected volatility at the grant date weighted by the number of the share options. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. Contractual term is the remaining contract life of the share options. The Group estimated the risk-free interest rate based on the yield to maturity of U.S. treasury bonds denominated in US$ at the share option grant date.

(c)   Share options activities

The following table presents a summary of the Group’s share options activities for the years ended December 31, 2016, 2017 and 2018:

						Weighted
						Average
					Weighted	Remaining
		Senior			Average	Contractual	Aggregate
	Employees	Management	Consultants	Total	Exercise Price	Life	Intrinsic Value
							(RMB
	(In thousands)	(In thousands)	(In thousands)	(In thousands)	US$	(In years)	in thousands)
Outstanding at January 1, 2016	2,160	3,400	—	5,560	0.0001	5.31	69,925
Granted	3,014	3,880	—	6,894	0.0001	—	—
Exercised	—	—	—	—	0.0001	—	—
Forfeited	(182)	(700)	—	(882)	0.0001	—	—
Outstanding at December 31, 2016	4,992	6,580	—	11,572	0.0001	5.02	224,620
Outstanding at January 1, 2017	4,992	6,580	—	11,572	0.0001	5.02	224,620
Granted	3,419	5,115	700	9,234	0.0001	—	—
Exercised	—	—	—	—	0.0001	—	—
Forfeited	(287)	(1,100)	—	(1,387)	0.0001	—	—
Outstanding at December 31, 2017	8,124	10,595	700	19,419	0.0001	4.80	880,197
Outstanding at January 1, 2018	8,124	10,595	700	19,419	0.0001	4.80	880,197
Granted	2,587	620	—	3,207	0.0001	—	—
Exercised	(2,387)	(5,543)	(212)	(8,142)	0.0001	—	—
Forfeited	(683)	(1,437)	(50)	(2,170)	0.0001	—	—
Outstanding at December 31, 2018	7,641	4,235	438	12,314	0.0001	4.46	1,233,028

Exercisable as of December 31, 2016	518	2,800	—	3,318	0.0001	4.87	64,409
Exercisable as of December 31, 2017	1,701	3,570	—	5,271	0.0001	3.91	238,928
Exercisable as of December 31, 2018	818	—	63	881	0.0001	3.38	88,187

The weighted average grant date fair value of share options granted for the years ended December 31, 2016, 2017 and 2018 was RMB17.6  (US$2.5), RMB35.1  (US$5.3) and RMB76.2  (US$11.7) per share, respectively.

It is the Group’s policy to issue new shares upon exercise of share options. The aggregate number of Class Z Ordinary Shares available for future grant under the 2014 Plan and the 2018 Plan was 6,386,875 as of December 31, 2018.

2)    Share awards to founders

The Group entered into the following equity transactions with its founders during the years ended December 31, 2016, 2017 and 2018, which involved share based compensation arrangements, therefore related share based compensation expenses were recorded:

(a)	Redesignation of ordinary shares that were previously issued into new preferred shares and repurchase of ordinary shares

In May 2016, the Company redesignated 1,104,535 Pre-IPO Class A Ordinary Shares held by three founders into Pre-IPO Series C1 Preferred Shares, and then transferred such 1,104,535 Pre-IPO Series C1 Preferred Shares to another founder, who is employee of the Company, at par value. The Company did not receive any proceeds from this transaction.

The Group considers that such redesignation, in substance, is the same as a repurchase and cancellation of the Pre-IPO Ordinary Shares and simultaneously a separate issuance of the Pre-IPO Preferred Shares. Therefore the Group recorded 1) difference between the fair value and the par values of the Pre-IPO Ordinary Shares as contribution; and 2) difference between the fair value of the Pre-IPO Preferred Shares and the par value of the Pre-IPO Ordinary Shares, amounted to RMB33.9 million, as share based compensation expenses in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2016.

Additionally, in May 2017, the Company redesignated 645,357 Pre-IPO Class A Ordinary Shares held by a founder into Pre-IPO Series D1 Preferred Shares, which was transferred to Pre-IPO Series D1 Preferred Shares to new investors. The Group considers that such redesignation, in substance, is the same as a repurchase and cancellation of the Pre-IPO Ordinary Shares and simultaneously a separate issuance of the Pre-IPO Preferred Shares. Therefore the Group recorded 1) difference between the fair value and the par values of the Pre-IPO Ordinary Shares, amounted to RMB17.0 million in additional paid-in capital; and 2) difference between the fair value of the Pre-IPO Preferred Shares and the fair value of the Pre-IPO Ordinary Shares, amounted to RMB10.5 million, as share based compensation expenses in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2017.

Concurrent with the issuance of Pre-IPO Series D1/D2 Preferred Shares in May 2017, the Company repurchased 1,154,643 Pre-IPO Class A Ordinary Shares held by the founders, at the price of US$7.2 million (RMB49.1 million). The Group accounted for such transactions as a retirement of treasury stocks, whereby 1) difference between the fair value and the par value of the Pre-IPO Ordinary Shares, amounted to RMB30.4 million, was allocated to additional paid-in capital; and 2) difference between the repurchase price and the fair value of the Pre-IPO Ordinary Shares, amounted to RMB18.7 million, was recorded as share based compensation expenses in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2017.

(b)	Ordinary shares issued to the founders for free

In May and December 2016, the Company issued 2,000,000 and 12,796,395 Pre-IPO Class A Ordinary Shares to certain founders, who are employees of the Group, for free. Share based compensation expenses of RMB283.8 million were recorded in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2016.

(c)	Ordinary shares and preferred shares purchased by a founder

In December 2017, Mr. Rui Chen purchased 1,520,000 Pre-IPO Class A Ordinary Shares from Mr. Xu Yi, at a price higher than the fair value of the Pre-IPO Class A Ordinary Shares. Mr. Rui Chen purchased 843,488 Pre-IPO Series C1 Preferred Shares from other two shareholders, at a price lower than the fair value of the Pre-IPO Series C1 Preferred Shares. The difference between purchase price of these shares and their respective fair value, amounted to RMB3.2 million and RMB3.7 million, respectively, was recognized as share based compensation expenses in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2017.